AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED JANUARY 7, 2011

TO

THE PROSPECTUS DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH DECEMBER 20, 2010)

NESTEGG TARGET DATE FUNDS

NESTEGG FUND

(formerly the NestEgg 2010 Fund)

(TICKER SYMBOLS: NECSX, NECPX)

NESTEGG 2020 FUND

(TICKER SYMBOLS: NETWX, NETPX)

NESTEGG 2030 FUND

(TICKER SYMBOLS: NETHX, NEHPX)

NESTEGG 2040 FUND

(TICKER SYMBOLS: NEFYX, NEFPX, NEJVX)

(the “Funds”)

The Prospectus is hereby amended and supplemented, effective as of January 7, 2011, to reflect the change noted below.

Under MORE ABOUT THE FUNDS in the sub-section entitled “Additional Information About the Funds’ Investment Strategies”, the last two sentences of the second paragraph shall read as follows:

“The quarterly risk reductions in the benchmark continue until the benchmark reflects 20% of the equity risk, on January 1, one year after maturity. Once an index reaches that date, it intends to reflect 20% of the equity risk.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE